Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Series Emerging Markets Debt Local Currency Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Class Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Trading Symbol	FSEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets local-currency debt modestly declined in 2024, significantly hampered by a broadly stronger U.S. dollar and differences in the interest-rates policies between the U.S. and some emerging markets.
•Against this backdrop, country selection notably detracted from the fund's performance versus the J.P. Morgan GBI-EM Global Diversified Index for the year, with an underweight in the currency of Thailand hurting most, given the strong performance of this market.
•An overweight in Brazil and an underweight in China also heavily weighed on relative performance, although security selection in these markets somewhat offset this negative.
•Conversely, security selection overall meaningfully contributed to the fund's relative result, especially our choices in Egypt.
•Also helping versus the benchmark was security selection and an overweight in Turkey, which outperformed.
•Lastly, the fund's cash position was a notable relative detractor for the year against a rising market backdrop.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 30, 2020 through December 31, 2024. Initial investment of $10,000. Fidelity® Series Emerging Markets Debt Local Currency Fund $10,000 $10,874 $9,943 $9,162 $10,402 J.P. Morgan GBI-EM Global Diversified Index $10,000 $10,916 $9,961 $8,797 $9,914 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Emerging Markets Debt Local Currency Fund -2.54% 0.33% J.P. Morgan GBI-EM Global Diversified Index -2.38% -0.78% A From October 30, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 406,375,132
Holdings Count | shares	234
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$406,375,132
Number of Holdings	234
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 AAA 2.8 AA 4.7 A 4.2 BBB 18.9 BB 11.9 Not Rated 45.5 Short-Term Investments and Net Other Assets (Liabilities) 11.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 AAA - 2.8 AA - 4.7 A - 4.2 BBB - 18.9 BB - 11.9 Not Rated - 45.5 Short-Term Investments and Net Other Assets (Liabilities) - 11.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 84.8 Corporate Bonds 3.2 U.S. Treasury Obligations 0.5 Short-Term Investments and Net Other Assets (Liabilities) 11.5 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 84.8 Corporate Bonds - 3.2 U.S. Treasury Obligations - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 11.5 United States 12.0 Mexico 10.1 Malaysia 9.9 Indonesia 8.8 South Africa 8.3 Brazil 7.4 China 4.8 Poland 4.6 Romania 4.4 Others 29.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.0 Mexico - 10.1 Malaysia - 9.9 Indonesia - 8.8 South Africa - 8.3 Brazil - 7.4 China - 4.8 Poland - 4.6 Romania - 4.4 Others - 29.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) United Mexican States 10.1 Malaysia Government 9.9 Indonesia Government 8.8 South African Republic 8.3 Peoples Republic of China 4.8 Republic of Poland 4.6 Romanian Republic 4.4 Kingdom of Thailand 4.3 Czech Republic 4.3 Colombian Republic 4.2 63.7
Fidelity Series Emerging Markets Debt Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Fund
Class Name	Fidelity® Series Emerging Markets Debt Fund
Trading Symbol	FEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection modestly contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning significantly contributed versus the benchmark, especially an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -3% in 2024.
•Security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market. The fund's modest cash position also weighed on relative performance, given the rising market backdrop.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Series Emerging Markets Debt Fund $10,000 $10,151 $11,745 $12,996 $12,390 $13,687 $14,337 $14,251 $12,191 $13,711 $14,792 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,123 $11,155 $12,194 $11,632 $13,309 $14,092 $13,879 $11,667 $12,961 $13,809 J.P. Morgan Emerging Markets Bond Index Global Diversified $10,000 $10,118 $11,146 $12,289 $11,765 $13,534 $14,246 $13,990 $11,502 $12,778 $13,613 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Emerging Markets Debt Fund 7.89% 1.57% 3.99% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 6.54% 0.74% 3.28% J.P. Morgan Emerging Markets Bond Index Global Diversified 6.54% 0.12% 3.13% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,381,513,336
Holdings Count | shares	473
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,381,513,336
Number of Holdings	473
Total Advisory Fee	$0
Portfolio Turnover	18%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.5 AA 9.4 A 3.0 BBB 19.4 BB 24.4 B 17.0 CCC,CC,C 16.0 D 0.1 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 4.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.5 AA - 9.4 A - 3.0 BBB - 19.4 BB - 24.4 B - 17.0 CCC,CC,C - 16.0 D - 0.1 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 58.0 Corporate Bonds 32.6 U.S. Treasury Obligations 3.5 Preferred Securities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 58.0 Corporate Bonds - 32.6 U.S. Treasury Obligations - 3.5 Preferred Securities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 United States 8.1 Mexico 7.2 Brazil 4.7 Colombia 4.3 Saudi Arabia 4.2 United Arab Emirates 3.8 Chile 3.6 Turkey 3.6 Dominican Republic 3.4 Others 57.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 8.1 Mexico - 7.2 Brazil - 4.7 Colombia - 4.3 Saudi Arabia - 4.2 United Arab Emirates - 3.8 Chile - 3.6 Turkey - 3.6 Dominican Republic - 3.4 Others - 57.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.7 Dominican Republic International Bond 3.3 Turkish Republic 3.2 Arab Republic of Egypt 3.0 Argentine Republic 2.9 Colombian Republic 2.8 Republic of Nigeria 2.7 Oman Sultanate 2.3 Panamanian Republic 2.0 Indonesia Government 1.9 27.8